As filed with the U.S. Securities and Exchange Commission on July 15, 2022

File Nos. 333-164298

811-22378

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	88	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	98	[ X ]

(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell, President

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 29, 2022 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	On (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to DoubleLine Funds Trust’s (the “Registrant”) Post-Effective Amendment No. 87 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 97 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on May 26, 2022 (“Post-Effective Amendment No. 87”), are incorporated herein by reference.

This Post-Effective Amendment No. 88 is being filed pursuant to Rule 485(b) under the Securities Act solely to designate July 29, 2022, as the new effective date for Post-Effective Amendment No. 87, which was scheduled to be effective on July 25, 2022. This Post-Effective Amendment No. 88 relates solely to the following series of the Registrant: DoubleLine Shiller Enhanced CAPE®. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and the State of California, on the 15th day of July, 2022.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell Ronald R. Redell	President and Trustee	July 15, 2022

/s/ Henry V. Chase Henry V. Chase	Treasurer and Principal Financial and Accounting Officer	July 15, 2022

/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	July 15, 2022

/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	July 15, 2022

/s/ John C. Salter* John C. Salter	Trustee	July 15, 2022

/s/ Raymond B. Woolson* Raymond B. Woolson	Trustee	July 15, 2022

*By: /s/ Cris Santa Ana

Cris Santa Ana

Attorney-in-Fact

Date: July 15, 2022